Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in unbilled services (unbilled revenue)	$ 41,205
Increase in unearned revenue (payments on account)	55,431
Increase in net balance	14,226
Revenue, remaining performance obligation	$ 15,300,000	$ 13,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage		52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	51.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months